SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

16. SEGMENTED INFORMATION

The Company organizes its three segments based on product lines as well as a Corporate segment. The three segments are Drones, Vital (Vital Intelligence), and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV). The Vital segment derives its revenue from the sale of products that measure vitals to help detect symptoms from large groups of people from a distance. The Corporate segment includes all costs not directly associated with the Drone and Vital segments. The Company aggregates the information for the segments by analyzing the revenue steam and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.).

March 31, 2024	Drones	Vital	Corporate	Total
Sales of goods	$1,237,948	$-	$-	$1,237,948
Provision of services	91,633	-	-	91,633
Total revenue	1,329,581	-	-	1,329,581
Segment loss (income)	1,267,167	-	(1,500,860)	(233,693)
Finance and other costs	(21,522)	-	-	(21,522)
Depreciation	139,109	-	4,013	143,122
Amortization	2,821	-	-	2,821
Change in fair value of derivative liability	-	-	1,817,569	1,817,569
Loss on write-off of notes receivable	-	-	6,751	6,751
Loss on write down of inventory	148,760	-	-	148,760
Net loss for the period	$1,536,335	$-	$327,473	$1,863,808

March 31, 2023	Drones	Vital	Corporate	Total
Sales of goods	$1,380,816	$-	$-	$1,380,816
Provision of services	220,670	-	-	220,670
Total revenue	1,601,486	-	-	1,601,486
Segment loss	4,545,828	73,817	2,397,614	7,017,259
Finance and other costs	(34,304)	-	(1,557)	(35,861)
Depreciation	55,113	-	2,393	57,506
Amortization	8,989	-	-	8,989
Change in fair value of derivative liability	-	-	(57,314)	(57,314)
Loss on write-off of notes receivable	77,047	-	-	77,047
Net loss for the period	$4,652,673	$73,817	$2,341,136	$7,067,626

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2024

Expressed in Canadian Dollars (unaudited)

16.	SEGMENTED INFORMATION (CONT’D)

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.

Geographic segmentation is as follows:	For the three months ended March 31,
	2024	2023
Non-current assets
Canada	$1,467,917	$1,162,200
United States	158,758	-
	$1,626,675	$1,162,200
Revenue
Canada	$1,327,333	$1,592,094
United States	2,248	9,392
	$1,329,581	$1,601,486